Cover Page	Oct. 01, 2019
Cover page.
Amendment Description	On October 2, 2019, Splunk Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the acquisition of SignalFx, Inc., a Delaware corporation (“SignalFx”). The Company is filing this Amendment No. 1 on Form 8-K/A to the Initial Form 8-K to provide certain historical financial information of SignalFx and unaudited pro forma condensed combined financial data of the Company after giving pro forma effect to the acquisition of SignalFx as required by Items 9.01(a) and 9.01(b) of Form 8-K. No other changes have been made to the Initial Form 8-K.
Document Type	8-K/A
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	Splunk Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35498
Entity Tax Identification Number	86-1106510
Entity Address, Address Line One	270 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	848-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SPLK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001353283
Amendment Flag	true